9. Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Payables and Accruals [Abstract]
Salaries and related costs		$ 817,000	$ 681,000
Professional fees		206,000	79,000
Other		383,000	542,000
Accrued expenses and other current liabilities	$ 1,608,000	$ 1,406,000	$ 1,302,000